Dividends Per Share - Summary of Dividend Per Share (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Aggregate amount	¥ 304,254	¥ 274,756	¥ 268,389
Sumitomo mitsui banking corporation [member]
Dividends per share	¥ 220	¥ 200	¥ 195
Aggregate amount	¥ 301,627	¥ 274,127	¥ 267,144